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April 25, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  Ameriprise Certificate Company
        Ameriprise Market Strategy Certificate
     Post-Effective Amendment No. 35
     File No. 333-46683

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Market Strategy Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 35 (Amendment). This Amendment was filed electronically on April 18, 2008.

If you have any questions regarding this filing, please contact Anna Butskaya at
(612) 671-4993.


/s/ Scott R. Plummer
-----------------------
Scott R. Plummer
Vice President, Secretary and General Counsel
Ameriprise Certificate Company